Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Issued capital Common shares [1]	Issued capital Preferred shares	Treasury shares at cost	Share-based payments and other reserves	Retained earnings	Accumulated other comprehensive income (loss) Canada	Accumulated other comprehensive income (loss) Europe	Accumulated other comprehensive income (loss)	Common shareholders' equity Canada	Common shareholders' equity Europe	Common shareholders' equity	Equity attributable to shareholders of Fairfax Canada	Equity attributable to shareholders of Fairfax Europe	Equity attributable to shareholders of Fairfax	Non-controlling interests	Preferred shares	Canada	Europe	Total
Beginning balance at Dec. 31, 2023	$ 5,995.9	$ 1,335.5	$ (906.7)	$ 612.7	$ 16,875.3			$ (962.2)			$ 21,615.0			$ 22,950.5	$ 4,750.4				$ 27,700.9
Changes in equity
Net earnings for the year					3,874.9						3,874.9			3,874.9	388.0		$ 590.0		4,262.9
Other comprehensive income (loss), net of income taxes:
Net unrealized foreign currency translation gains (losses) on foreign subsidiaries								(574.9)			(574.9)			(574.9)	(77.6)				(652.5)
Gains (losses) on hedge of net investment						$ 173.9	$ 51.5		$ 173.9	$ 51.5		$ 173.9	$ 51.5				173.9	$ 51.5
Share of other comprehensive income (loss) of associates, excluding net losses on defined benefit plans								(127.7)			(127.7)			(127.7)	(7.6)				(135.3)
Net unrealized foreign currency translation losses on associates reclassified to net earnings								5.5			5.5			5.5	1.0				6.5
Net gains on defined benefit plans								41.6			41.6			41.6	2.7				44.3
Share of net losses on defined benefit plans of associates								(1.3)			(1.3)			(1.3)	(0.3)				(1.6)
Other								11.8			11.8			11.8	3.0				14.8
Issuances for share-based payments			108.3	(106.6)							1.7			1.7					1.7
Purchases and amortization for share-based payments			(240.4)	164.9							(75.5)			(75.5)					(75.5)
Redemption and purchases for cancellation	(333.7)	(227.3)			(1,254.7)						(1,588.4)			(1,815.7)					(1,815.7)
Common share dividends					(363.1)						(363.1)			(363.1)	(294.7)				(657.8)
Preferred share dividends					(48.6)						(48.6)			(48.6)		$ (48.6)			(48.6)
Net changes in capitalization				61.9	(106.3)			2.4			(42.0)			(42.0)	(513.5)				(555.5)
Other					10.0			(4.6)			5.4			5.4	29.8				35.2
Ending balance at Dec. 31, 2024	5,662.2	1,108.2	(1,038.8)	732.9	18,987.5			(1,384.0)			22,959.8			24,068.0	4,281.2				28,349.2
Changes in equity
Net earnings for the year					4,772.4						4,772.4			4,772.4	511.4		1,269.1		5,283.8
Other comprehensive income (loss), net of income taxes:
Net unrealized foreign currency translation gains (losses) on foreign subsidiaries								347.2			347.2			347.2	(68.3)				278.9
Gains (losses) on hedge of net investment						$ (110.1)	$ (103.6)		$ (110.1)	$ (103.6)		$ (110.1)	$ (103.6)				$ (110.1)	$ (103.6)
Share of other comprehensive income (loss) of associates, excluding net losses on defined benefit plans								221.3			221.3			221.3	19.3				240.6
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earnings								18.9			18.9			18.9					18.9
Net unrealized foreign currency translation losses on associates reclassified to net earnings								2.1			2.1			2.1					2.1
Net gains on defined benefit plans								53.6			53.6			53.6	0.7				54.3
Share of net losses on defined benefit plans of associates								(0.7)			(0.7)			(0.7)					(0.7)
Other								(4.1)			(4.1)			(4.1)	(1.7)				(5.8)
Issuances for share-based payments			122.9	(121.5)							1.4			1.4					1.4
Purchases and amortization for share-based payments			(189.1)	176.6							(12.5)			(12.5)					(12.5)
Redemption and purchases for cancellation	(249.3)	(876.5)			(1,375.9)						(1,625.2)			(2,501.7)					(2,501.7)
Common share dividends					(343.6)						(343.6)			(343.6)	(181.8)				(525.4)
Preferred share dividends					(24.5)						(24.5)			(24.5)		$ (24.5)			(24.5)
Deconsolidation of subsidiaries															(51.2)				(51.2)
Net changes in capitalization				(9.0)	131.5			1.4			123.9			123.9	(189.1)				(65.2)
Other					(46.7)			53.0			6.3			6.3	39.3				45.6
Ending balance at Dec. 31, 2025	$ 5,412.9	$ 231.7	$ (1,105.0)	$ 779.0	$ 22,100.7			$ (905.0)			$ 26,282.6			$ 26,514.3	$ 4,359.8				$ 30,874.1

[1]	Includes multiple voting shares with a carrying value of $3.8 at January 1, 2024, December 31, 2024 and December 31, 2025.